Fair Value Measurements (Derivatives) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 396	$ 301
Liabilities
Total liabilities	1,078	682
Level 3
Assets
Total assets	90	104
Liabilities
Total liabilities	826	518
Net assets (liabilities)	736	414
Level 3 | Regulatory deferral | Physical natural gas purchases
Assets
Total assets	52	88
Liabilities
Total liabilities	0	0
Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	4	4
Liabilities
Total liabilities	1	3
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Assets
Total assets	34	12
Liabilities
Total liabilities	825	515
Fair Value, Measurements, Recurring
Assets
Total assets	396	301
Liabilities
Total liabilities	1,078	682
Net assets (liabilities)	(682)	(381)
Fair Value, Measurements, Recurring | FX forwards
Assets
Total assets	5
Liabilities
Total liabilities	23
Fair Value, Measurements, Recurring | Equity derivatives
Assets
Total assets		11
Liabilities
Total liabilities	5
Fair Value, Measurements, Recurring | Other
Liabilities
Total liabilities	28
Fair Value, Measurements, Recurring | Regulatory deferral
Assets
Total assets	238	237
Liabilities
Total liabilities	25	20
Fair Value, Measurements, Recurring | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	168	142
Liabilities
Total liabilities	24	12
Fair Value, Measurements, Recurring | Regulatory deferral | FX forwards
Assets
Total assets	18	7
Liabilities
Total liabilities	1	8
Fair Value, Measurements, Recurring | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets		88
Fair Value, Measurements, Recurring | Regulatory deferral | Physical natural gas purchases
Assets
Total assets	52
Fair Value, Measurements, Recurring | HFT derivatives
Assets
Total assets	153	53
Liabilities
Total liabilities	1,025	662
Fair Value, Measurements, Recurring | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	44	13
Liabilities
Total liabilities	31	12
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	109	40
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	994	650
Fair Value, Measurements, Recurring | Level 1
Assets
Total assets	132	115
Liabilities
Total liabilities	73	24
Net assets (liabilities)	59	91
Fair Value, Measurements, Recurring | Level 1 | FX forwards
Assets
Total assets	0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 1 | Equity derivatives
Assets
Total assets		11
Liabilities
Total liabilities	5
Fair Value, Measurements, Recurring | Level 1 | Other
Liabilities
Total liabilities	5
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral
Assets
Total assets	120	101
Liabilities
Total liabilities	15	7
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	120	101
Liabilities
Total liabilities	15	7
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | FX forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Physical natural gas purchases
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives
Assets
Total assets	12	3
Liabilities
Total liabilities	53	17
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	9	4
Liabilities
Total liabilities	2	4
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	3	(1)
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	51	13
Fair Value, Measurements, Recurring | Level 2
Assets
Total assets	174	82
Liabilities
Total liabilities	179	140
Net assets (liabilities)	(5)	(58)
Fair Value, Measurements, Recurring | Level 2 | FX forwards
Assets
Total assets	5
Liabilities
Total liabilities	23
Fair Value, Measurements, Recurring | Level 2 | Equity derivatives
Assets
Total assets		0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 2 | Other
Liabilities
Total liabilities	23
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral
Assets
Total assets	66	48
Liabilities
Total liabilities	10	13
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	48	41
Liabilities
Total liabilities	9	5
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | FX forwards
Assets
Total assets	18	7
Liabilities
Total liabilities	1	8
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Physical natural gas purchases
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives
Assets
Total assets	103	34
Liabilities
Total liabilities	146	127
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	31	5
Liabilities
Total liabilities	28	5
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	72	29
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	118	122
Fair Value, Measurements, Recurring | Level 3
Assets
Total assets	90	104
Liabilities
Total liabilities	826	518
Net assets (liabilities)	(736)	(414)
Fair Value, Measurements, Recurring | Level 3 | FX forwards
Assets
Total assets	0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 3 | Equity derivatives
Assets
Total assets		0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 3 | Other
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral
Assets
Total assets	52	88
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | FX forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets		88
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Physical natural gas purchases
Assets
Total assets	52
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives
Assets
Total assets	38	16
Liabilities
Total liabilities	826	518
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	4	4
Liabilities
Total liabilities	1	3
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	34	12
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	$ 825	$ 515